Taxation - Withholding income tax (Details)	12 Months Ended
Dec. 31, 2025
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside china (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%